Promissory Notes Payable (Details Narrative) (10-K/A)			3 Months Ended		12 Months Ended
	Apr. 24, 2020 $ / shares shares	Nov. 13, 2019 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Sep. 30, 2020 CAD ($) shares	May 12, 2020 USD ($)	May 12, 2020 CAD ($)	Jan. 29, 2020 USD ($)	Jan. 29, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Warrants to purchase shares | shares			96,011,838		37,844,404		96,011,838
Warrants exercise price | $ / shares					$ 0.18
Accretion expense			$ 118,388	$ 33,869	$ 359,267	$ 734,589
Interest expense			$ 107,427	47,890	$ 202,426	256,029
Promissory Note [Member]
Unsecured promissory notes payable		$ 300,000
Debt instrument, interest rate		1.00%
Maturity term		90 days
Warrants to purchase shares | shares	400,000	400,000
Number of shares acquired | shares		1
Warrants term		2 years
Debt instrument, maturity date	Aug. 01, 2020
Warrants expiration	Nov. 13, 2021
Promissory Note [Member] | CAD [Member]
Warrants exercise price | $ / shares	$ 0.50	$ 0.80
Promissory Notes Payable [Member]
Debt instrument, interest rate			11.00%		11.00%		11.00%
Accretion expense			$ 51,522		$ 155,001
Interest expense			5,600		22,700
Outstanding interest payable					22,700	27,000
Promissory notes payable			$ 218,281		$ 248,478
Promissory Notes Payable [Member] | CAD [Member]
Promissory notes payable							$ 288,000
Promissory Notes Payable [Member]
Debt instrument, interest rate			7.00%		7.00%		7.00%
Accretion expense			$ 47,737		$ 41,453
Promissory notes payable								$ 362,650		$ 75,727		$ 82,367
Debt issue costs								89,190
Promissory Notes Payable [Member] | CAD [Member]
Promissory notes payable									$ 500,000		$ 100,000		$ 107,000
Promissory Notes Payable [Member]
Debt instrument, interest rate			8.00%		8.00%		8.00%
Accretion expense			$ 19,129		$ 16,547
Promissory notes payable					103,988			141,704
Debt issue costs								$ 35,676
Promissory Notes Payable [Member] | CAD [Member]
Promissory notes payable									$ 200,000
Promissory Notes Payable [Member]
Promissory notes payable					75,000
Debt issue costs					15,000
Financing costs					15,000
Promissory Notes Payable [Member]
Financing costs					15,000
Promissory Notes Payable [Member] | Director [Member]
Promissory notes payable					75,000
Promissory Note Payable [Member] | Director [Member]
Promissory notes payable					$ 103,988